Leases - Schedule of Maturities of Lease Liabilities for the Company's Operating and Finance Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
2023	$ 643
2024	660
2025	665
2026	583
2027	260
Thereafter	0
Total lease payments	2,811
Less: imputed interest	(495)
Present value of lease liabilities	2,316	$ 1,220
2023	40
2024	40
2025	11
2026	0
2027	0
Thereafter	0
Total lease payments	91
Less: imputed interest	(8)
Present value of lease liabilities	83	$ 114
2023	683
2024	700
2025	676
2026	583
2027	260
Thereafter	0
Total lease payments	2,902
Less: imputed interest	(503)
Present value of lease liabilities	$ 2,399